Document Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	S-1/A
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 4 to our registration statement on Form S-1, initially filed on June 2, 2020, as amended on August 24, 2020, February 8, 2021 and February 18, 2021 (File No. 333-238883) (as amended, the "Registration Statement"), to include information contained in the registrant's Annual Report on Form 10-K for the year ended December 31, 2020, which was filed with the SEC on March 12, 2021 and the Quarterly Report on Form 10-Q for the quarter ended March 31, 2021, which was filed with the SEC on May 10, 2021. No additional securities are being registered under this Amendment No. 4. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false